U.S. Government Sponsored Enterprise Notes (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
U.S. Government Sponsored Enterprise Notes [Member]
Fair Value	$ 652,812		$ 4,989,359
% of Partners' Capital (Net Asset Value)	1.31%		7.73%
Investment Owned, at Cost	656,328		5,013,078
U.S. Government Sponsored Enterprise Notes [Member] | One Point Five Percent Federal Home Loan Bank Maturing At 16-January-2013 [Member]
Face Value	200,000		200,000
Maturity Date	Jan. 16, 2013		Jan. 16, 2013
Yield1	1.50%	[1]	1.50%	[1]
Fair Value	201,482		203,858
% of Partners' Capital (Net Asset Value)	0.40%		0.32%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Three Eight Percent Federal Home Loan Bank Maturing At 29-January-2013 [Member]
Face Value	200,000
Maturity Date	Jan. 29, 2013
Yield1	0.38%	[1]
Fair Value	200,355
% of Partners' Capital (Net Asset Value)	0.40%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Percent Federal National Mortgage Assoc. Maturing At 9-August-2013 [Member]
Face Value	250,000
Maturity Date	Aug. 09, 2013
Yield1	0.50%	[1]
Fair Value	250,975
% of Partners' Capital (Net Asset Value)	0.51%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point One Seven Percent Federal Home Loan Bank Maturing At 2-April-2012 [Member]
Face Value			250,000
Maturity Date			Apr. 02, 2012
Yield1			0.17%	[1]
Fair Value			250,035
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point Eight Eight Percent Federal Home Loan Bank Maturing At 20-June-2012 [Member]
Face Value			250,000
Maturity Date			Jun. 20, 2012
Yield1			1.88%	[1]
Fair Value			252,129
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Two Five Percent Federal Home Loan Bank Maturing At 27-June-2012 [Member]
Face Value			250,000
Maturity Date			Jun. 27, 2012
Yield1			0.25%	[1]
Fair Value			250,098
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Two Five Percent Federal Home Loan Bank Maturing At 25-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul. 25, 2012
Yield1			0.25%	[1]
Fair Value			300,457
% of Partners' Capital (Net Asset Value)			0.46%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Three Five Percent Federal Home Loan Bank Maturing At 10-August-2012 [Member]
Face Value			250,000
Maturity Date			Aug. 10, 2012
Yield1			0.35%	[1]
Fair Value			250,183
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point Seven Five Percent Federal Home Loan Bank Maturing At 22-August-2012 [Member]
Face Value			600,000
Maturity Date			Aug. 22, 2012
Yield1			1.75%	[1]
Fair Value			609,527
% of Partners' Capital (Net Asset Value)			0.94%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point One Eight Percent Federal Home Loan Mortgage Corp. Maturing At 10-July-2012 [Member]
Face Value			250,000
Maturity Date			Jul. 10, 2012
Yield1			0.18%	[1]
Fair Value			249,935
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point Three Eight Percent Federal Home Loan Mortgage Corp. Maturing At 9-January-2013 [Member]
Face Value			500,000
Maturity Date			Jan. 09, 2013
Yield1			1.38%	[1]
Fair Value			509,053
% of Partners' Capital (Net Asset Value)			0.79%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Five Percent Federal Home Loan Mortgage Corp. Maturing At 23-September-2013 [Member]
Face Value			250,000
Maturity Date			Sep. 23, 2013
Yield1			0.55%	[1]
Fair Value			250,068
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Five Percent Federal Home Loan Mortgage Corp. Maturing At 30-September-2013 [Member]
Face Value			250,000
Maturity Date			Sep. 30, 2013
Yield1			0.55%	[1]
Fair Value			250,143
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Four Point Eight Eight Percent Federal National Mortgage Association Maturing At 18-May-2012 [Member]
Face Value			400,000
Maturity Date			May 18, 2012
Yield1			4.88%	[1]
Fair Value			409,703
% of Partners' Capital (Net Asset Value)			0.63%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point One Eight Percent Federal National Mortgage Association Maturing At 16-July-2012 [Member]
Face Value			250,000
Maturity Date			Jul. 16, 2012
Yield1			0.18%	[1]
Fair Value			249,933
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point One Three Percent Federal National Mortgage Association Maturing At 30-July-2012 [Member]
Face Value			200,000
Maturity Date			Jul. 30, 2012
Yield1			1.13%	[1]
Fair Value			202,018
% of Partners' Capital (Net Asset Value)			0.31%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Percent Federal National Mortgage Association Maturing At 30-October-2012 [Member]
Face Value			750,000
Maturity Date			Oct. 30, 2012
Yield1			0.50%	[1]
Fair Value			$ 752,219
% of Partners' Capital (Net Asset Value)			1.16%

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.